Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities
The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Available-for-sale Securities:
June 30, 2018:
U.S. government agencies	$45,250	$—	$(669)	$44,581
State and political subdivisions	41,366	271	(6)	41,631

	$86,616	$271	$(675)	$86,212

Available-for-sale Securities:
December 31, 2017:
U.S. government agencies	$45,249	$—	(290)	$44,959

	$45,249	$3	$(290)	$44,959

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2017:
U.S. government agencies	$45,249	$—	$(290)	$44,959

	$45,249	$—	$(290)	$44,959

Available-for-sale Securities:
December 31, 2016:
U.S. government agencies	$39,000	$—	$(486)	$38,514
State and political subdivisions	1,249	3	—	1,252

	$40,249	$3	$(486)	$39,766

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity
The amortized cost and fair value of available-for-sale securities at June 30, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale
	Amortized Cost	Fair Value
	(In thousands)
Within one year	$—	$—
One to five years	45,250	44,580
Five to ten year	—	—
Due after ten years	41,366	41,632

Totals	$86,616	$86,212

The amortized cost and fair value of available-for-sale securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale
	Amortized Cost	Fair Value
	(In thousands)

One to five years	$45,249	$44,959

Totals	$45,249	$44,959

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position
The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2018 and December 31, 2017:

June 30, 2018
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
U.S. Government agencies	$12,094	$(156)	$32,487	$(513)	$44,581	$(669)
State and Political Subdivisions	3,081	(6)	—	—	3,081	(6)

Total	$15,175	$(162)	$32,487	$(513)	$47,662	$(675)

December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)
U.S. Government agencies	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016:

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

Total temporarily impaired securities	$12,190	$(59)	$32,769	$(231)	$44,959	$(290)

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$38,514	$(486)	$—	$—	$38,514	$(486)

Total temporarily impaired securities	$38,514	$(486)	$—	$—	$38,514	$(486)